Insurance Liabilities - Future policy benefits (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions				$ 134		$ 110
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	$ 58,576	$ 55,506	$ 63,435	70,643	$ 56,371	71,670
Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						1,769
Adjustments for the reclassification from/(to) the liability for the future policy benefits						1,698
Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						1,795
Adjustments for the reclassification from/(to) the liability for the future policy benefits						248
Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions				0		0
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	1,296	1,223	1,287	1,373	1,323	1,323
Individual Retirement | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						67
Adjustments for the reclassification from/(to) the liability for the future policy benefits						65
Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions				0		0
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	213	211	241	264	279	279
Group Retirement | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						8
Adjustments for the reclassification from/(to) the liability for the future policy benefits						8
Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions				140		193
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	21,892	21,179	24,826	27,442	14,126	27,919
Life Insurance | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						5
Adjustments for the reclassification from/(to) the liability for the future policy benefits						0
Life Insurance | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						1,661
Adjustments for the reclassification from/(to) the liability for the future policy benefits						248
Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions				(6)		0
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	14,277	12,464	12,502	13,890	11,630	11,630
Institutional Markets | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						830
Adjustments for the reclassification from/(to) the liability for the future policy benefits						766
Institutional Markets | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						2
Adjustments for the reclassification from/(to) the liability for the future policy benefits						0
Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions				0		(83)
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	$ 20,898	$ 20,429	$ 24,579	$ 27,674	$ 29,013	30,519
Corporate & Other | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						859
Adjustments for the reclassification from/(to) the liability for the future policy benefits						859
Corporate & Other | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						132
Adjustments for the reclassification from/(to) the liability for the future policy benefits						0
As Previously Reported
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change						45,955
As Previously Reported | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						71
As Previously Reported | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						1,547
As Previously Reported | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change						1,309
As Previously Reported | Individual Retirement | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						2
As Previously Reported | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change						282
As Previously Reported | Group Retirement | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						0
As Previously Reported | Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change						11,129
As Previously Reported | Life Insurance | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						5
As Previously Reported | Life Insurance | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						1,413
As Previously Reported | Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change						11,029
As Previously Reported | Institutional Markets | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						64
As Previously Reported | Institutional Markets | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						2
As Previously Reported | Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change						22,206
As Previously Reported | Corporate & Other | Long-Duration Insurance Contracts
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						0
As Previously Reported | Corporate & Other | Unexpired Risk Reserve
Liability for Future Policy Benefit, Activity [Line Items]
Deferred profit liability						132
Adjustments for the reclassification to the deferred profit liability
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						(1,698)
Adjustments for the reclassification to the deferred profit liability | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						(65)
Adjustments for the reclassification to the deferred profit liability | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						(8)
Adjustments for the reclassification to the deferred profit liability | Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						0
Adjustments for the reclassification to the deferred profit liability | Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						(766)
Adjustments for the reclassification to the deferred profit liability | Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						(859)
Change in cash flow assumptions and effect of net premiums exceeding gross premiums
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						63
Change in cash flow assumptions and effect of net premiums exceeding gross premiums | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						(14)
Change in cash flow assumptions and effect of net premiums exceeding gross premiums | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						2
Change in cash flow assumptions and effect of net premiums exceeding gross premiums | Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						16
Change in cash flow assumptions and effect of net premiums exceeding gross premiums | Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						4
Change in cash flow assumptions and effect of net premiums exceeding gross premiums | Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						55
Effect of the remeasurement of the liability at a current single A rate
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						12,462
Effect of the remeasurement of the liability at a current single A rate | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						156
Effect of the remeasurement of the liability at a current single A rate | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						63
Effect of the remeasurement of the liability at a current single A rate | Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						2,977
Effect of the remeasurement of the liability at a current single A rate | Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						1,655
Effect of the remeasurement of the liability at a current single A rate | Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						7,611
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						(411)
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other | Individual Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						(63)
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other | Group Retirement
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						(60)
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other | Life Insurance
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						4
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other | Institutional Markets
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						(292)
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other | Corporate & Other
Liability for Future Policy Benefit, Activity [Line Items]
Effect of changes in cash flow assumptions						$ 0